Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Statement of Financial Position [Abstract]
Securities held-to-maturity, fair value	$ 132	$ 167
Loans, net of allowance for credit losses	$ 2,257	$ 2,170
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	500,000	500,000
Preferred stock, shares issued (in Shares)
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	20,000,000	20,000,000
Common stock, shares issued (in Shares)	8,596,064	8,596,064
Treasury shares (in Shares)	509,349	509,349